MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Auction Market Preferred Securities, Stock Series [Line Items]
Management fee, per month	0.146%
Management fee, per annum	1.75%
Management fee percentage fees reduced	1.75%
Management fee effective percentage	2.00%
Profit share percentage	20.00%
Management fees	$ 2,385,044	$ 2,403,587
Series A [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Platform fee, per month	2.00%
Platform fee, per annum	2.00%
Selling commissions, per month	2.00%
Selling commissions, per annum	2.00%
Series B [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Platform fee, per month	0.25%
Platform fee, per annum	0.25%
Series D [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Selling commissions, per month	0.75%
Selling commissions, per annum	0.75%